OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Balance as of beginning of year	$ 1,097	$ 1,707	$ 1,293
Additions	442	473	1,256
Deductions/Releases	(404)	(964)	(637)
Foreign exchange and others	104	(119)	(205)
Balance as of end of year	$ 1,239	$ 1,097	$ 1,707